Report Of The Directors Financial Review Risk Report - Distributions of financial instruments by credit quality - 2017 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,639	85,735
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,616	69,203
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,037,987	1,036,743
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	307,726	242,995
Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	307,726	242,995
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Strong | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	243,005	187,636
Good | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	54,581	42,642
Satisfactory | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,709	11,894
Sub- standard | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,359	821
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	88,639	85,735
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,584,710	2,350,116
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15,566)	(9,243)
Financial assets at amortised cost, category | Treasury and other eligible bills
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,757	10,476
Financial assets at amortised cost, category | Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	76,882	75,259
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	81,658	69,219
Financial assets at amortised cost, category | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(42)	(16)
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,052,477	1,045,475
Financial assets at amortised cost, category | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14,490)	(8,732)
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	460,809	434,271
Financial assets at amortised cost, category | – personal | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4,731)	(3,134)
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	527,088	540,499
Financial assets at amortised cost, category | – corporate and commercial | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(9,494)	(5,438)
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	64,580	70,705
Financial assets at amortised cost, category | – non-bank financial institutions | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(265)	(160)
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,756,425	2,502,940
Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,771,273	2,511,972
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(14,848)	(9,032)
Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,995,882	1,783,286
Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	384,915	388,474
Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	328,487	300,774
Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 41,979	$ 25,591
Financial assets excluding equity securities | Portfolio Concentration Risk | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	100.00%	100.00%
Financial assets excluding equity securities | Portfolio Concentration Risk | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	72.00%	70.90%
Financial assets excluding equity securities | Portfolio Concentration Risk | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	13.90%	15.50%
Financial assets excluding equity securities | Portfolio Concentration Risk | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	11.90%	12.00%
Financial assets excluding equity securities | Portfolio Concentration Risk | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Concentration risk percentage	1.50%	1.00%